Mineral Property Interests (Tables)	12 Months Ended
Dec. 31, 2021
Supplemental Cash Flow Information
Disclosure of work expenditures and cash payments for acquisition of mineral property rights
	Quebec	Nunavut	British Columbia	Peru(a)	Total

Balance at December 31, 2019	$-	$19,085	$16,060	$4,569	$39,714
Additions	-	-	-	4,246	4,246
Eastmain acquisition, mineral property interests acquired	125,606	-	-	-	125,606
Option payment received	(252)	-	-	-	(252)
Dispositions	-	-	-	(8,949)	(8,949)
Change in estimate of provision for site reclamation and closure	-	273	-	-	273
Currency translation adjustment	-	-	-	134	134
Balance at December 31, 2020	$125,354	$19,358	$16,060	$-	$160,772
Purchase of Homestake Ridge royalty	-	-	400	-	400
Option payment received	(260)	-	-	-	(260)
Disposition	(50)	-	-	-	(50)
Change in estimate of provision for site reclamation and closure (note 13)	50	(219)	-	-	(169)
Balance at December 31, 2021	$125,094	$19,139	$16,460	$-	$160,693